As filed with the Securities and Exchange Commission

on May 20, 2016

File Nos. 33-12289; 811-05038

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 48 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940 ☒

AMENDMENT NO. 48 ☒

(Check appropriate box or boxes)

CLEARWATER INVESTMENT TRUST

(Exact name of registrant as specified in charter)

30 East 7th Street, Suite 2000, St. Paul, Minnesota 55101-4930

(Address of principal executive office)

Registrant’s Telephone Number, including Area Code: (651) 228-0935

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor
Boston, MA 02110

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b) of Rule 485.

☐  on [date] pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota, on the 20th day of May, 2016.

CLEARWATER INVESTMENT TRUST

/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 48 to the Registration Statement of Clearwater Investment Trust has been signed below by the following persons in the capacities and on the date indicated:

Signature	Date

/s/ Justin H. Weyerhaeuser	May 20, 2016
Justin H. Weyerhaeuser
President and Treasurer

THE BOARD OF TRUSTEES:

Sara G. Dent*

James E. Johnson*

Charles W. Rasmussen*

Laura E. Rasmussen*

Linsay Schack*

/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser

*By:	/s/ Justin H. Weyerhaeuser	May 20, 2016
Justin H. Weyerhaeuser
*Attorney- in-Fact

* As Attorney-in-Fact pursuant to Powers of Attorney (previously filed in Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A).

Exhibit Index

Exhibit No.	Description

EX-101. INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase